Lease - Supplemental Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lease
Operating lease ROU assets	¥ 20,809	$ 3,265	¥ 105,938
Operating lease liabilities-current	13,721	2,153	40,204
Operating lease liabilities-non-current	7,946	$ 1,247	70,427
Total operating lease liabilities	¥ 21,667		¥ 110,631
Weighted average remaining lease term	1 year 11 months 19 days	1 year 11 months 19 days	2 years 10 months 28 days
Weighted average discount rate	9.30%	9.30%	11.50%